AST SMALL-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 97.7%
Common Stocks — 94.6%
Aerospace & Defense — 1.4%
AAR Corp.*	46,922	$2,559,595
AeroVironment, Inc.*	35,552	3,258,696
Axon Enterprise, Inc.*(a)	16,535	3,717,895
Hexcel Corp.	16,130	1,100,873
Kratos Defense & Security Solutions, Inc.*	269,000	3,626,120
Mercury Systems, Inc.*	30,866	1,577,870
		15,841,049
Air Freight & Logistics — 0.5%
Forward Air Corp.	49,074	5,288,214
Automobile Components — 1.7%
Fox Factory Holding Corp.*	29,741	3,609,665
Gentherm, Inc.*	25,886	1,564,032
Visteon Corp.*	87,270	13,686,554
		18,860,251
Banks — 1.1%
Axos Financial, Inc.*	6,879	253,973
First Bancorp(a)	65,125	2,313,240
First Interstate BancSystem, Inc. (Class A Stock)(a)	9,452	282,237
National Bank Holdings Corp. (Class A Stock)	41,452	1,386,984
Pacific Premier Bancorp, Inc.	103,614	2,488,808
Texas Capital Bancshares, Inc.*(a)	27,800	1,361,088
Webster Financial Corp.	48,362	1,906,430
Wintrust Financial Corp.	23,001	1,677,923
		11,670,683
Beverages — 1.3%
Celsius Holdings, Inc.*(a)	76,597	7,118,925
Duckhorn Portfolio, Inc. (The)*(a)	359,710	5,719,389
MGP Ingredients, Inc.(a)	9,878	955,400
Zevia PBC (Class A Stock)*	130,007	500,527
		14,294,241
Biotechnology — 7.0%
Abcam PLC (United Kingdom), ADR*	213,044	2,867,572
ACADIA Pharmaceuticals, Inc.*	158,166	2,976,684
Akero Therapeutics, Inc.*	18,810	719,671
Alkermes PLC*	76,310	2,151,179
Allogene Therapeutics, Inc.*(a)	78,535	387,963
Allovir, Inc.*(a)	60,936	240,088
Amicus Therapeutics, Inc.*	112,840	1,251,396
Annexon, Inc.*	56,583	217,845
Apellis Pharmaceuticals, Inc.*(a)	56,876	3,751,541
BioAtla, Inc.*	38,773	103,912
Biomea Fusion, Inc.*	17,030	528,100
Bioxcel Therapeutics, Inc.*(a)	26,458	493,706
Blueprint Medicines Corp.*(a)	46,278	2,082,047
Chinook Therapeutics, Inc.*	92,351	2,137,926
Crinetics Pharmaceuticals, Inc.*	94,928	1,524,544
Cytokinetics, Inc.*	40,932	1,440,397
Deciphera Pharmaceuticals, Inc.*	76,192	1,177,166
Halozyme Therapeutics, Inc.*	28,144	1,074,819
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
IGM Biosciences, Inc.*(a)	22,317	$306,636
Immunocore Holdings PLC (United Kingdom), ADR*(a)	67,436	3,334,036
Immunovant, Inc.*	62,490	969,220
Insmed, Inc.*(a)	148,470	2,531,414
Intellia Therapeutics, Inc.*(a)	13,880	517,308
IVERIC bio, Inc.*	77,249	1,879,468
Karuna Therapeutics, Inc.*(a)	13,648	2,479,023
Krystal Biotech, Inc.*	23,606	1,889,896
Kymera Therapeutics, Inc.*	56,140	1,663,428
Legend Biotech Corp., ADR*(a)	23,301	1,123,574
Lyell Immunopharma, Inc.*(a)	77,273	182,364
Madrigal Pharmaceuticals, Inc.*(a)	8,392	2,033,046
MannKind Corp.*(a)	389,142	1,595,482
MeiraGTx Holdings PLC*	50,513	261,152
Merus NV (Netherlands)*(a)	37,426	688,638
Morphic Holding, Inc.*	28,350	1,067,094
Natera, Inc.*	19,395	1,076,810
Neurocrine Biosciences, Inc.*	12,341	1,249,156
Nurix Therapeutics, Inc.*	45,182	401,216
Nuvalent, Inc. (Class A Stock)*(a)	61,256	1,598,169
Opthea Ltd. (Australia), ADR*	103,866	411,309
Prelude Therapeutics, Inc.*(a)	37,425	213,323
Prometheus Biosciences, Inc.*(a)	34,295	3,680,539
Relay Therapeutics, Inc.*(a)	105,267	1,733,747
Replimune Group, Inc.*	164,685	2,908,337
Rhythm Pharmaceuticals, Inc.*(a)	33,510	597,818
Sana Biotechnology, Inc.*(a)	59,641	195,026
SpringWorks Therapeutics, Inc.*(a)	84,018	2,162,623
TG Therapeutics, Inc.*(a)	72,338	1,087,964
Ultragenyx Pharmaceutical, Inc.*	51,302	2,057,210
United Therapeutics Corp.*	6,773	1,516,881
Vaxcyte, Inc.*	55,952	2,097,081
Viking Therapeutics, Inc.*	21,080	350,982
Xencor, Inc.*	40,921	1,141,287
Xenon Pharmaceuticals, Inc. (Canada)*	110,164	3,942,770
Zentalis Pharmaceuticals, Inc.*(a)	39,724	683,253
		76,753,836
Broadline Retail — 0.8%
Ollie’s Bargain Outlet Holdings, Inc.*(a)	143,803	8,331,946
Building Products — 1.5%
AAON, Inc.	68,568	6,629,840
AZEK Co., Inc. (The)*	141,381	3,328,109
Simpson Manufacturing Co., Inc.	34,820	3,817,665
Tecnoglass, Inc.(a)	34,860	1,462,725
Trex Co., Inc.*(a)	24,545	1,194,605
		16,432,944
Capital Markets — 1.5%
Evercore, Inc. (Class A Stock)	9,372	1,081,341
Focus Financial Partners, Inc. (Class A Stock)*	32,915	1,707,301
GCM Grosvenor, Inc. (Class A Stock)(a)	241,691	1,887,607
Hamilton Lane, Inc. (Class A Stock)(a)	38,940	2,880,781
A1

AST SMALL-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Houlihan Lokey, Inc.(a)	20,207	$1,767,910
Moelis & Co. (Class A Stock)(a)	68,820	2,645,441
Trinity Capital, Inc.(a)	50,983	649,014
WisdomTree, Inc.	645,300	3,781,458
		16,400,853
Chemicals — 1.8%
Aspen Aerogels, Inc.*	60,547	451,075
Avient Corp.	46,653	1,920,238
Axalta Coating Systems Ltd.*	180,893	5,479,249
Element Solutions, Inc.	249,403	4,815,972
Ingevity Corp.*	57,845	4,137,074
Livent Corp.*(a)	120,450	2,616,174
		19,419,782
Commercial Services & Supplies — 2.4%
ACV Auctions, Inc. (Class A Stock)*(a)	156,885	2,025,385
Aris Water Solutions, Inc. (Class A Stock)(a)	105,805	824,221
Boyd Group Services, Inc. (Canada)	15,577	2,490,015
Clean Harbors, Inc.*	22,900	3,264,624
Driven Brands Holdings, Inc.*	42,714	1,294,661
GFL Environmental, Inc. (Canada)(a)	198,154	6,824,424
Montrose Environmental Group, Inc.*(a)	57,248	2,042,036
MSA Safety, Inc.	6,348	847,458
Ritchie Bros. Auctioneers, Inc. (Canada)	78,630	4,426,083
Tetra Tech, Inc.	13,505	1,984,020
		26,022,927
Communications Equipment — 0.4%
Calix, Inc.*	20,870	1,118,423
Digi International, Inc.*(a)	77,835	2,621,483
Harmonic, Inc.*	14,762	215,378
		3,955,284
Construction & Engineering — 2.0%
Ameresco, Inc. (Class A Stock)*(a)	75,906	3,736,093
Comfort Systems USA, Inc.	39,750	5,801,910
EMCOR Group, Inc.	13,345	2,169,763
Fluor Corp.*(a)	65,692	2,030,540
MasTec, Inc.*	31,265	2,952,667
Valmont Industries, Inc.	7,799	2,490,065
WillScot Mobile Mini Holdings Corp.*	66,267	3,106,597
		22,287,635
Consumer Finance — 0.5%
FirstCash Holdings, Inc.	32,100	3,061,377
PRA Group, Inc.*	62,806	2,446,922
		5,508,299
Consumer Staples Distribution & Retail — 0.8%
Grocery Outlet Holding Corp.*(a)	92,371	2,610,405
Performance Food Group Co.*(a)	97,168	5,863,117
		8,473,522
	Shares	Value
Common Stocks (continued)
Containers & Packaging — 0.5%
Graphic Packaging Holding Co.	89,164	$2,272,791
O-I Glass, Inc.*	80,092	1,818,889
Silgan Holdings, Inc.	31,354	1,682,769
		5,774,449
Distributors — 0.1%
Funko, Inc. (Class A Stock)*(a)	102,343	965,094
Diversified Consumer Services — 0.6%
Bright Horizons Family Solutions, Inc.*	33,855	2,606,496
Duolingo, Inc.*	5,059	721,363
European Wax Center, Inc. (Class A Stock)(a)	143,659	2,729,521
		6,057,380
Diversified Telecommunication Services — 0.5%
Cogent Communications Holdings, Inc.	28,434	1,811,814
Iridium Communications, Inc.	56,719	3,512,608
		5,324,422
Electrical Equipment — 1.9%
Atkore, Inc.*	19,629	2,757,482
Babcock & Wilcox Enterprises, Inc.*	229,049	1,388,037
Bloom Energy Corp. (Class A Stock)*(a)	126,275	2,516,661
Encore Wire Corp.	5,601	1,038,033
NEXTracker, Inc. (Class A Stock)*(a)	21,186	768,204
Regal Rexnord Corp.	22,338	3,143,627
Sensata Technologies Holding PLC	126,389	6,321,978
Shoals Technologies Group, Inc. (Class A Stock)*	124,532	2,838,084
		20,772,106
Electronic Equipment, Instruments & Components — 2.1%
Advanced Energy Industries, Inc.	66,616	6,528,368
Badger Meter, Inc.	28,918	3,522,791
Belden, Inc.	12,720	1,103,714
Coherent Corp.*(a)	37,521	1,428,800
Fabrinet (Thailand)*	12,138	1,441,509
IPG Photonics Corp.*	9,102	1,122,368
Littelfuse, Inc.	11,072	2,968,292
Methode Electronics, Inc.	72,779	3,193,543
Napco Security Technologies, Inc.*(a)	17,890	672,306
Plexus Corp.*	9,021	880,179
		22,861,870
Energy Equipment & Services — 2.1%
Cactus, Inc. (Class A Stock)	154,205	6,357,872
ChampionX Corp.	328,403	8,909,573
TechnipFMC PLC (United Kingdom)*	155,615	2,124,145
TETRA Technologies, Inc.*(a)	332,459	881,016
Valaris Ltd.*	15,860	1,031,852
Weatherford International PLC*	67,657	4,015,443
		23,319,901
Entertainment — 0.6%
Manchester United PLC (United Kingdom) (Class A Stock)(a)	49,561	1,097,776

A2

AST SMALL-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Entertainment (cont’d.)
Vivid Seats, Inc. (Class A Stock)*	274,547	$2,094,794
World Wrestling Entertainment, Inc. (Class A Stock)(a)	40,585	3,703,787
		6,896,357
Financial Services — 2.7%
Essent Group Ltd.	28,962	1,159,928
Euronet Worldwide, Inc.*	18,970	2,122,743
Flywire Corp.*	140,731	4,131,862
Nuvei Corp. (Canada), 144A*(a)	75,759	3,297,411
Payoneer Global, Inc.*	747,144	4,692,064
Remitly Global, Inc.*	118,456	2,007,829
Shift4 Payments, Inc. (Class A Stock)*(a)	164,077	12,437,037
		29,848,874
Food Products — 1.1%
Freshpet, Inc.*(a)	55,800	3,693,402
Oatly Group AB, ADR*(a)	288,899	699,135
Simply Good Foods Co. (The)*	153,184	6,092,128
Utz Brands, Inc.(a)	63,427	1,044,643
		11,529,308
Ground Transportation — 1.1%
Knight-Swift Transportation Holdings, Inc.(a)	68,978	3,902,775
Saia, Inc.*	27,968	7,609,534
		11,512,309
Health Care Equipment & Supplies — 5.9%
AtriCure, Inc.*(a)	97,803	4,053,934
Axonics, Inc.*	37,931	2,069,515
Cutera, Inc.*(a)	36,156	854,005
CVRx, Inc.*	45,556	424,582
Envista Holdings Corp.*(a)	130,666	5,341,626
Haemonetics Corp.*	18,350	1,518,462
ICU Medical, Inc.*(a)	7,455	1,229,777
Inspire Medical Systems, Inc.*	46,780	10,949,794
iRhythm Technologies, Inc.*(a)	15,930	1,975,798
Lantheus Holdings, Inc.*	54,921	4,534,278
LivaNova PLC*	51,070	2,225,631
Merit Medical Systems, Inc.*	39,320	2,907,714
Orthofix Medical, Inc.*	53,810	901,317
Outset Medical, Inc.*(a)	37,643	692,631
PROCEPT BioRobotics Corp.*(a)	97,307	2,763,519
Shockwave Medical, Inc.*	21,249	4,607,421
Silk Road Medical, Inc.*	76,062	2,976,306
STAAR Surgical Co.*(a)	33,224	2,124,675
TransMedics Group, Inc.*	80,494	6,095,811
Treace Medical Concepts, Inc.*	233,585	5,884,006
		64,130,802
Health Care Providers & Services — 2.4%
Acadia Healthcare Co., Inc.*(a)	40,546	2,929,449
AdaptHealth Corp.*(a)	118,130	1,468,356
Castle Biosciences, Inc.*	27,403	622,596
DocGo, Inc.*(a)	181,185	1,567,250
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
HealthEquity, Inc.*	89,703	$5,266,463
NeoGenomics, Inc.*	229,425	3,994,289
Option Care Health, Inc.*(a)	49,109	1,560,193
Privia Health Group, Inc.*	88,817	2,452,237
R1 RCM, Inc.*(a)	124,507	1,867,605
Surgery Partners, Inc.*(a)	144,384	4,976,917
		26,705,355
Health Care Technology — 0.7%
Certara, Inc.*(a)	135,431	3,265,241
Definitive Healthcare Corp.*(a)	143,790	1,485,351
Evolent Health, Inc. (Class A Stock)*(a)	98,061	3,182,080
		7,932,672
Hotel & Resort REITs — 0.5%
Ryman Hospitality Properties, Inc.(a)	63,889	5,732,760
Hotels, Restaurants & Leisure — 5.7%
BJ’s Restaurants, Inc.*	63,258	1,843,338
Bloomin’ Brands, Inc.	90,093	2,310,886
Bowlero Corp.*	31,277	530,145
Boyd Gaming Corp.	22,307	1,430,325
Churchill Downs, Inc.	28,354	7,288,396
Chuy’s Holdings, Inc.*(a)	45,992	1,648,813
Dave & Buster’s Entertainment, Inc.*	45,656	1,679,684
Everi Holdings, Inc.*	166,554	2,856,401
Genius Sports Ltd. (United Kingdom)*	338,122	1,683,848
Jack in the Box, Inc.	33,082	2,897,652
Lindblad Expeditions Holdings, Inc.*(a)	95,274	910,820
Noodles & Co.*	153,109	742,579
Papa John’s International, Inc.(a)	25,747	1,929,223
Penn Entertainment, Inc.*(a)	160,617	4,763,900
Planet Fitness, Inc. (Class A Stock)*	77,339	6,006,920
Playa Hotels & Resorts NV*	164,998	1,583,981
Portillo’s, Inc. (Class A Stock)*	91,987	1,965,762
Sabre Corp.*(a)	415,721	1,783,443
SeaWorld Entertainment, Inc.*	21,104	1,293,886
Six Flags Entertainment Corp.*	78,535	2,097,670
Texas Roadhouse, Inc.(a)	43,884	4,742,105
Wingstop, Inc.	32,045	5,882,821
Wyndham Hotels & Resorts, Inc.	29,024	1,969,278
Xponential Fitness, Inc. (Class A Stock)*(a)	92,883	2,822,714
		62,664,590
Household Durables — 1.0%
Installed Building Products, Inc.(a)	16,849	1,921,291
Meritage Homes Corp.	14,341	1,674,455
Skyline Champion Corp.*	72,434	5,449,210
TopBuild Corp.*	8,506	1,770,439
		10,815,395
Industrial REITs — 0.5%
STAG Industrial, Inc.(a)	126,100	4,264,702
Terreno Realty Corp.(a)	18,714	1,208,924
		5,473,626

A3

AST SMALL-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance — 1.5%
BRP Group, Inc. (Class A Stock)*(a)	109,772	$2,794,795
Kemper Corp.	17,616	962,891
Kinsale Capital Group, Inc.(a)	22,296	6,692,145
Palomar Holdings, Inc.*(a)	44,407	2,451,266
RenaissanceRe Holdings Ltd. (Bermuda)	12,147	2,433,530
Skyward Specialty Insurance Group, Inc.*	47,060	1,029,202
		16,363,829
Interactive Media & Services — 0.2%
EverQuote, Inc. (Class A Stock)*	32,763	455,406
ZipRecruiter, Inc. (Class A Stock)*	82,492	1,314,922
		1,770,328
IT Services — 1.5%
DigitalOcean Holdings, Inc.*(a)	117,973	4,621,002
Fastly, Inc. (Class A Stock)*(a)	110,377	1,960,296
Keywords Studios PLC (Ireland)	85,034	2,899,445
Perficient, Inc.*	23,522	1,698,053
Thoughtworks Holding, Inc.*(a)	413,769	3,045,340
Wix.com Ltd. (Israel)*(a)	25,803	2,575,139
		16,799,275
Leisure Products — 0.7%
Acushnet Holdings Corp.	33,761	1,719,785
BRP, Inc.(a)	11,034	862,859
Brunswick Corp.	48,109	3,944,938
YETI Holdings, Inc.*(a)	21,250	850,000
		7,377,582
Life Sciences Tools & Services — 2.0%
Adaptive Biotechnologies Corp.*	112,874	996,677
Azenta, Inc.*	38,988	1,739,645
Bruker Corp.	47,099	3,713,285
CryoPort, Inc.*(a)	61,452	1,474,848
Gerresheimer AG (Germany)	37,176	3,686,226
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	77,622	1,087,484
MaxCyte, Inc.*(a)	141,676	701,296
Medpace Holdings, Inc.*(a)	15,091	2,837,863
NanoString Technologies, Inc.*	33,639	333,026
Oxford Nanopore Technologies PLC (United Kingdom)*	248,824	682,211
Pacific Biosciences of California, Inc.*(a)	152,860	1,770,119
Repligen Corp.*(a)	14,155	2,383,136
		21,405,816
Machinery — 2.1%
Astec Industries, Inc.	16,273	671,261
Chart Industries, Inc.*(a)	74,014	9,281,355
Crane Co.*(hh)	5,315	396,499
Esab Corp.	16,503	974,832
Evoqua Water Technologies Corp.*	136,819	6,802,641
Federal Signal Corp.	34,518	1,871,221
Shyft Group, Inc. (The)(a)	60,793	1,383,041
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
SPX Technologies, Inc.*	23,948	$1,690,250
		23,071,100
Media — 0.1%
Magnite, Inc.*(a)	99,746	923,648
Metals & Mining — 0.8%
ATI, Inc.*	82,254	3,245,743
Carpenter Technology Corp.	97,377	4,358,595
Osisko Gold Royalties Ltd. (Canada)	79,149	1,252,137
		8,856,475
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	16,974	485,456
Oil, Gas & Consumable Fuels — 3.4%
Cameco Corp. (Canada)(a)	116,714	3,054,405
Chesapeake Energy Corp.(a)	26,753	2,034,298
Denbury, Inc.*	59,415	5,206,536
Excelerate Energy, Inc. (Class A Stock)(a)	78,384	1,735,422
Magnolia Oil & Gas Corp. (Class A Stock)(a)	122,039	2,670,213
Matador Resources Co.	198,418	9,454,618
Northern Oil & Gas, Inc.(a)	85,639	2,599,144
PDC Energy, Inc.	33,366	2,141,430
Permian Resources Corp.	584,548	6,137,754
Ranger Oil Corp. (Class A Stock)	51,886	2,119,024
		37,152,844
Passenger Airlines — 0.2%
Sun Country Airlines Holdings, Inc.*	96,175	1,971,588
Personal Care Products — 1.3%
BellRing Brands, Inc.*	245,637	8,351,658
elf Beauty, Inc.*	43,827	3,609,153
Inter Parfums, Inc.	14,208	2,020,946
Thorne HealthTech, Inc.*(a)	112,861	521,418
		14,503,175
Pharmaceuticals — 2.1%
Amylyx Pharmaceuticals, Inc.*(a)	99,216	2,910,997
ANI Pharmaceuticals, Inc.*	39,997	1,588,681
Arvinas, Inc.*	42,268	1,154,762
Axsome Therapeutics, Inc.*(a)	14,208	876,349
Collegium Pharmaceutical, Inc.*(a)	133,227	3,196,116
DICE Therapeutics, Inc.*	73,366	2,101,936
Harmony Biosciences Holdings, Inc.*	29,739	970,978
Intra-Cellular Therapies, Inc.*	22,115	1,197,527
Optinose, Inc.*(a)	206,134	397,839
Pliant Therapeutics, Inc.*	38,270	1,017,982
Reata Pharmaceuticals, Inc. (Class A Stock)*(a)	47,470	4,315,972
Revance Therapeutics, Inc.*(a)	53,570	1,725,490
Ventyx Biosciences, Inc.*(a)	54,109	1,812,652
		23,267,281

A4

AST SMALL-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Professional Services — 4.6%
CACI International, Inc. (Class A Stock)*	8,397	$2,487,863
ExlService Holdings, Inc.*	40,636	6,576,124
Exponent, Inc.	43,735	4,359,942
First Advantage Corp.*(a)	78,536	1,096,363
FTI Consulting, Inc.*(a)	10,304	2,033,494
Jacobs Solutions, Inc.	40,392	4,746,464
KBR, Inc.	104,230	5,737,861
Maximus, Inc.	29,960	2,357,852
NV5 Global, Inc.*(a)	30,050	3,124,298
Sterling Check Corp.*(a)	58,578	653,145
TaskUS, Inc. (Philippines) (Class A Stock)*(a)	165,566	2,390,773
TriNet Group, Inc.*(a)	55,291	4,457,008
WNS Holdings Ltd. (India), ADR*	106,221	9,896,611
		49,917,798
Semiconductors & Semiconductor Equipment — 4.5%
Allegro MicroSystems, Inc. (Japan)*(a)	69,112	3,316,685
Ambarella, Inc.*	24,880	1,926,209
Axcelis Technologies, Inc.*	40,184	5,354,518
Credo Technology Group Holding Ltd.*(a)	62,066	584,662
FormFactor, Inc.*	56,289	1,792,805
Impinj, Inc.*	49,830	6,752,961
indie Semiconductor, Inc. (China) (Class A Stock)*(a)	110,869	1,169,668
Lattice Semiconductor Corp.*(a)	35,556	3,395,598
MACOM Technology Solutions Holdings, Inc.*(a)	128,613	9,110,945
MaxLinear, Inc.*	61,000	2,147,810
PDF Solutions, Inc.*	53,037	2,248,769
Rambus, Inc.*	37,146	1,904,104
SiTime Corp.*	21,073	2,997,213
SkyWater Technology, Inc.*	84,024	956,193
Synaptics, Inc.*	14,336	1,593,446
Universal Display Corp.	23,652	3,669,135
		48,920,721
Software — 8.6%
Agilysys, Inc.*	21,322	1,759,278
Alkami Technology, Inc.*(a)	160,654	2,033,880
Alteryx, Inc. (Class A Stock)*	43,118	2,537,063
Box, Inc. (Class A Stock)*(a)	62,305	1,669,151
Braze, Inc. (Class A Stock)*(a)	25,299	874,586
Clear Secure, Inc. (Class A Stock)(a)	17,966	470,170
Clearwater Analytics Holdings, Inc. (Class A Stock)*(a)	95,892	1,530,436
CyberArk Software Ltd.*(a)	50,249	7,435,847
DoubleVerify Holdings, Inc.*(a)	95,126	2,868,049
Elastic NV*	31,254	1,809,607
EngageSmart, Inc.*	120,968	2,328,634
Five9, Inc.*	47,622	3,442,594
Gitlab, Inc. (Class A Stock)*(a)	28,772	986,592
HashiCorp, Inc. (Class A Stock)*	12,786	374,502
Instructure Holdings, Inc.*(a)	42,900	1,111,110
Jamf Holding Corp.*(a)	115,098	2,235,203
Kinaxis, Inc. (Canada)*	17,936	2,462,600
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Model N, Inc.*(a)	87,908	$2,942,281
Monday.com Ltd.*(a)	14,612	2,085,863
nCino, Inc.*(a)	52,480	1,300,454
Paycor HCM, Inc.*(a)	239,973	6,364,084
Paylocity Holding Corp.*	13,546	2,692,674
PowerSchool Holdings, Inc. (Class A Stock)*	92,924	1,841,754
Procore Technologies, Inc.*	62,759	3,930,596
Q2 Holdings, Inc.*	84,433	2,078,741
Rapid7, Inc.*	88,645	4,069,692
Samsara, Inc. (Class A Stock)*(a)	74,180	1,462,830
Smartsheet, Inc. (Class A Stock)*	31,495	1,505,461
Sprout Social, Inc. (Class A Stock)*(a)	113,531	6,911,767
SPS Commerce, Inc.*	12,765	1,944,110
Sumo Logic, Inc.*	281,862	3,376,707
Tenable Holdings, Inc.*(a)	161,622	7,678,661
Varonis Systems, Inc.*	243,160	6,324,592
Zuora, Inc. (Class A Stock)*	119,489	1,180,551
		93,620,120
Specialty Retail — 1.4%
Arhaus, Inc.*(a)	65,513	543,103
Boot Barn Holdings, Inc.*(a)	27,430	2,102,235
Children’s Place, Inc. (The)*(a)	26,010	1,046,902
Five Below, Inc.*(a)	18,744	3,860,702
Foot Locker, Inc.(a)	24,432	969,706
Leslie’s, Inc.*(a)	103,965	1,144,655
National Vision Holdings, Inc.*	140,157	2,640,558
Petco Health & Wellness Co., Inc.*(a)	374,510	3,370,590
		15,678,451
Technology Hardware, Storage & Peripherals — 1.1%
Corsair Gaming, Inc.*(a)	64,559	1,184,657
Pure Storage, Inc. (Class A Stock)*	93,598	2,387,685
Super Micro Computer, Inc.*(a)	79,285	8,447,817
		12,020,159
Textiles, Apparel & Luxury Goods — 1.7%
Columbia Sportswear Co.(a)	19,060	1,719,974
Crocs, Inc.*	19,023	2,405,268
On Holding AG (Switzerland) (Class A Stock)*(a)	72,434	2,247,627
Ralph Lauren Corp.(a)	29,050	3,389,263
Skechers USA, Inc. (Class A Stock)*	90,615	4,306,025
Tapestry, Inc.	40,043	1,726,254
Under Armour, Inc. (Class C Stock)*	287,160	2,449,475
		18,243,886
Trading Companies & Distributors — 2.1%
Applied Industrial Technologies, Inc.	34,043	4,838,532
Boise Cascade Co.	34,179	2,161,822
Core & Main, Inc. (Class A Stock)*(a)	50,755	1,172,440
FTAI Aviation Ltd.	74,184	2,074,185
Herc Holdings, Inc.	59,129	6,734,793
McGrath RentCorp(a)	26,560	2,478,314
SiteOne Landscape Supply, Inc.*(a)	10,358	1,417,699

A5

AST SMALL-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Trading Companies & Distributors (cont’d.)
Univar Solutions, Inc.*	46,673	$1,634,955
		22,512,740

Total Common Stocks (cost $987,885,811)		1,032,721,008
Exchange-Traded Funds — 3.1%
iShares Russell 2000 Growth ETF	39,046	8,856,414
Vanguard Small-Cap Growth ETF	92,770	20,076,355
Vanguard Small-Cap Value ETF	28,008	4,446,550

Total Exchange-Traded Funds (cost $41,491,637)		33,379,319

	Units
Warrants* — 0.0%
Pharmaceuticals
Optinose, Inc., expiring 11/23/27	66,494	1
(cost $665)

Total Long-Term Investments (cost $1,029,378,113)		1,066,100,328

	Shares
Short-Term Investments — 27.8%
Affiliated Mutual Fund — 25.7%
PGIM Institutional Money Market Fund (cost $280,500,685; includes $279,315,301 of cash collateral for securities on loan)(b)(we)	280,585,323	280,445,030
Unaffiliated Funds — 2.1%
BlackRock Liquidity FedFund (Institutional Shares)	5,203,990	5,203,990
Dreyfus Government Cash Management (Institutional Shares)	18,192,260	18,192,260

Total Unaffiliated Funds (cost $23,396,250)		23,396,250

Total Short-Term Investments (cost $303,896,935)		303,841,280

TOTAL INVESTMENTS—125.5% (cost $1,333,275,048)		1,369,941,608

Liabilities in excess of other assets — (25.5)%		(278,745,521)

Net Assets — 100.0%		$1,091,196,087

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $279,311,343; cash collateral of $279,315,301 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(hh)	When-issued security.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A6